INCOME TAXES - Tax Credit Carryforward and Expiration Dates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss and Tax Carryforwards
Net DFA	$ 24,789	$ 24,840
U.S. Federal and New York State and City NOL carryforward period	20 years
U.S. foreign tax credit carryforward period (in years)	10 years
Limit on utilization of foreign tax credit carryforwards (as percent)	21.00%
Domestic losses allowed to be reclassified as foreign source income	$ 15,000
Foreign
Operating Loss and Tax Carryforwards
Operating loss carryforward	1,100	1,200
Net DFA	2,700	2,600
U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	4,500	3,600
Operating loss carryforward	15,100	14,300
FTC
Operating Loss and Tax Carryforwards
Net DFA	18,900	18,900
Foreign tax credits (FTCs)	2,800	4,400
Gross foreign tax credits	5,300
2027 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	100	100
2028 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	100	100
2030 | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	300	300
2032 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	400	300
2033 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	300	300
Operating loss carryforward	1,600	1,500
2034 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	200
Operating loss carryforward	2,000	2,000
2034 | New York State
Operating Loss and Tax Carryforwards
Operating loss carryforward	6,600	8,100
2034 | New York City
Operating Loss and Tax Carryforwards
Operating loss carryforward	7,200	8,700
2035 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	200
Operating loss carryforward	3,300	3,300
2036 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	200	200
Operating loss carryforward	2,100	2,100
2037 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	500	500
Operating loss carryforward	1,000	1,000
2038 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	500	500
2039 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	700	700
2040 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	700	700
2041 | U.S. federal
Operating Loss and Tax Carryforwards
Tax credit carryforward	800	0
Unlimited Carry-Forward Period | U.S. federal
Operating Loss and Tax Carryforwards
Operating loss carryforward	$ 4,600	3,900
Minimum
Operating Loss and Tax Carryforwards
Limit on domestic losses to be reclassified as foreign source income (as a percent)	50.00%
Maximum
Operating Loss and Tax Carryforwards
Limit on domestic losses to be reclassified as foreign source income (as a percent)	100.00%
General Basket | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	$ 3,500	5,300
General Basket | 2022 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	500	2,300
General Basket | 2023 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	400	400
General Basket | 2025 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,500	1,400
General Basket | 2027 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,100	1,200
Branch Basket | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,800	2,500
Branch Basket | 2021 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	0	700
Branch Basket | 2022 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	1,000	1,000
Branch Basket | 2028 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	600	600
Branch Basket | 2029 | Foreign
Operating Loss and Tax Carryforwards
Tax credit carryforward	$ 200	$ 200